UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York              11/15/04
------------------------          ------------------              --------
     [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  5

Form 13F Information Table Entry Total:            96

Form 13F Information Table Value Total:    $2,580,240
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Form 13F File Number    Name

1     1     28-                     Basswood Capital Management, LLC

      2     28-                     Basswood International Fund, Inc.

      3     28-                     Basswood Financial Partners, L.P.

      4.    28-                     Basswood Opportunity Partners, L.P.

      5.    28-                     Basswood Opportunity Fund, Inc.

                           FORM 13F INFORMATION TABLE



                                                                                         Item 6:                        Item 8:
                                                        Item 4:                        Investment                   Voting Authority
Item 1:                            Item 2:   Item 3:    Fair Mkt         Item 5:       Discretion       Item 7:        (shares)
Name of Issuer                     Title of  CUSIP      Value       SHRS OR SHRS/PRN (a)  (b)    (c)    Managers    (a)  (b)    (c)
                                   Class     Number     USD         PRN AMT Put/Call Sole Shared Other  See Inst.V  Sole Shared None
Accenture Ltd                      Common   G1150G111   7,077,633   261,650 SHRS          X             1,2,3,4,5        X
Allstate Corporation               Common   020002101   5,569,240   116,050 SHRS          X             1,2,3,4,5        X
American Woodmark Corp             Common   030506109     286,277     7,732 SHRS          X             1,2,3,4,5        X
Amerigroup Corp                    Common   03073T102   2,933,438    52,150 SHRS          X             1,2,3,4,5        X
Amerisourcebergen Corp             Common   03073E105   4,717,510    87,833 SHRS          X             1,2,3,4,5        X
Astoria Financial Corp.            Common   046265104  27,564,515   776,684 SHRS          X             1,2,3,4,5        X
Autozone Inc.                      Common   053332102  29,984,201   388,145 SHRS          X             1,2,3,4,5        X
Avalonbay Communities Inc.         Common   053484101   4,710,589    78,223 SHRS          X             1,2,3,4,5        X
Bank of America Corp.              Common   060505104  52,190,113 1,204,480 SHRS          X             1,2,3,4,5        X
Bank of New York                   Common   064057102   9,322,149   319,580 SHRS          X             1,2,3,4,5        X
Bear Stearns                       Common   073902108  64,916,234   675,015 SHRS          X             1,2,3,4,5        X
Beazer Homes                       Common   07556Q105 110,900,833 1,037,523 SHRS          X             1,2,3,4,5        X
Beazer Homes USA                   Common   07556Q105  17,508,582   163,800 CALLS         X             1,2,3,4,5        X
Bisys Group Inc                    Common   055472104     504,980    34,564 SHRS          X             1,2,3,4,5        X
Boston Properties Inc.             Common   101121101   3,211,789    57,985 SHRS          X             1,2,3,4,5        X
Brookfield Property Corp.          Common   112900105   3,098,379    96,044 SHRS          X             1,2,3,4,5        X
Brown & Brown Inc.                 Common   115236101   1,674,631    36,644 SHRS          X             1,2,3,4,5        X
Burlington Northern Santa Fe       Common   12189T104  16,917,543   441,596 SHRS          X             1,2,3,4,5        X
Capital One Financial Corp.        Common   14040H105  37,077,478   501,725 SHRS          X             1,2,3,4,5        X
Cemex S A                          Spon ADR 151290889  52,472,175 1,864,683 SHRS          X             1,2,3,4,5        X
Cemex                              Spon ADR 151290889  16,059,497   570,700 CALLS         X             1,2,3,4,5        X
Centex Corp                        Common   152312104  18,575,941   368,132 SHRS          X             1,2,3,4,5        X
Chemed Corp.                       Common   16359R103   5,114,145    91,750 SHRS          X             1,2,3,4,5        X
Citigroup Inc.                     Common   172967101 120,990,355 2,742,301 SHRS          X             1,2,3,4,5        X
City National Corp.                Common   178566105  16,130,787   248,357 SHRS          X             1,2,3,4,5        X
Comerica, Inc.                     Common   200340107   8,747,478   147,388 SHRS          X             1,2,3,4,5        X
Commerce Bancorp Inc.              Common   200519106 139,869,790 2,533,873 SHRS          X             1,2,3,4,5        X
Commerce Bancorp Inc               Common   200519106  49,183,200   891,000 CALLS         X             1,2,3,4,5        X
Conseco Inc.                       Common   208464883   3,677,695   208,250 SHRS          X             1,2,3,4,5        X
Countrywide Financial Corporation  Common   222372104 165,121,265 4,191,959 SHRS          X             1,2,3,4,5        X
D. R. Horton, Inc.                 Common   23331A109  40,175,889 1,213,406 SHRS          X             1,2,3,4,5        X
Dell Inc.                          Common   24702R101   4,373,424   122,849 SHRS          X             1,2,3,4,5        X
Emcor Group Inc.                   Common   29084Q100  28,742,696   764,027 SHRS          X             1,2,3,4,5        X
Federated Investors Inc.           Common   314211103  31,777,718 1,117,360 SHRS          X             1,2,3,4,5        X
Fidelity National Financial Inc.   Common   316326107 111,575,038 2,928,478 SHRS          X             1,2,3,4,5        X
Fifth Third Bancorp                Common   316773100  55,783,339 1,133,347 SHRS          X             1,2,3,4,5        X
First American Corp.               Common   318522307  95,850,932 3,109,015 SHRS          X             1,2,3,4,5        X
First American Corp.               Options  3185229AF  17,280,215   560,500 CALLS         X             1,2,3,4,5        X
First American Corp.               Options  3185223JF  15,368,755   498,500 CALLS         X             1,2,3,4,5        X
First Horizon National Corp.       Common   320517105   3,750,640    86,500 SHRS          X             1,2,3,4,5        X
Fomento Economico Mexicano         Spon ADR 344419106  33,040,013   747,850 SHRS          X             1,2,3,4,5        X
Federal Home Mtg Assoc             Common   313400301  47,617,763   729,886 SHRS          X             1,2,3,4,5        X
Fresh Del Monte Produce Inc        Common   G36738105   8,853,512   355,420 SHRS          X             1,2,3,4,5        X
FTI Consulting Inc.                Common   302941109   1,356,075    71,750 SHRS          X             1,2,3,4,5        X
GATX Corp                          Common   361448103   3,174,966   119,091 SHRS          X             1,2,3,4,5        X
Genworth Financial Inc.            Common   37247D106  24,240,971 1,040,385 SHRS          X             1,2,3,4,5        X
Greenpoint Financial Corp.         Common   395384100  13,331,531   288,187 SHRS          X             1,2,3,4,5        X
Hilb, Rogal and Hamilton           Common   431294107  20,997,965   579,734 SHRS          X             1,2,3,4,5        X
JP Morgan Chase & Co.              Common   46625H100  30,707,406   772,902 SHRS          X             1,2,3,4,5        X
LaFarge North America, Inc.        Common   505862102  21,888,440   466,804 SHRS          X             1,2,3,4,5        X
Lear Corp.                         Common   521865105  33,450,269   614,330 SHRS          X             1,2,3,4,5        X
Lennar Corp.                       Common   526057104   7,140,000   150,000 SHRS          X             1,2,3,4,5        X
LNR Property Corp.                 Common   501940100   2,303,300    37,204 SHRS          X             1,2,3,4,5        X
M/I Homes Inc                      Common   55305B101  20,717,086   488,150 SHRS          X             1,2,3,4,5        X
Martin Marietta Matl Inc           Common   573284106  14,249,230   314,761 SHRS          X             1,2,3,4,5        X
Masco Corp.                        Common   574599106   9,812,045   284,160 SHRS          X             1,2,3,4,5        X
MBIA Incorporated                  Common   55262C100   4,390,839    75,431 SHRS          X             1,2,3,4,5        X
MBNA Corp.                         Common   55262L100  80,720,092 3,203,178 SHRS          X             1,2,3,4,5        X
Merrill Lynch Co.                  Common   590188108  17,978,653   361,598 SHRS          X             1,2,3,4,5        X
Metlife Inc                        Common   59156R108   3,507,913    90,761 SHRS          X             1,2,3,4,5        X
Microsoft Corp                     Common   594918104   8,963,079   324,162 SHRS          X             1,2,3,4,5        X
Monaco Coach Group                 Common   60886R103   4,042,012   186,698 SHRS          X             1,2,3,4,5        X
Moody's Corp.                      Common   615369105  46,771,956   638,525 SHRS          X             1,2,3,4,5        X
National City Corp.                Common   635405103     452,935    11,728 SHRS          X             1,2,3,4,5        X
O Charleys Inc                     Common   670823103   5,716,752   350,721 SHRS          X             1,2,3,4,5        X
Pacific Capital Bancorp            Common   69404P101   2,917,755    98,639 SHRS          X             1,2,3,4,5        X
Paychex Inc.                       Common   704326107  12,760,988   423,250 SHRS          X             1,2,3,4,5        X
Piper Jaffray Companies            Common   724078100     473,960    11,972 SHRS          X             1,2,3,4,5        X
Principal Finl Group Inc.          Common   74251V102   2,793,610    77,665 SHRS          X             1,2,3,4,5        X
Progressive Corp.                  Common   743315103   9,737,775   114,900 SHRS          X             1,2,3,4,5        X
Protective Life Corp               Common   743674103  26,949,717   685,569 SHRS          X             1,2,3,4,5        X
Pulte Homes Inc.                   Common   745867101  70,695,969 1,151,963 SHRS          X             1,2,3,4,5        X
Royal Caribbean Cruises Ltd        Common   V7780T103   8,207,264   188,240 SHRS          X             1,2,3,4,5        X
Sovereign Bancorp                  Common   845905108  58,807,868 2,695,136 SHRS          X             1,2,3,4,5        X
St. Paul Travelers                 Common   792860108  19,369,678   585,895 SHRS          X             1,2,3,4,5        X
Stancorp Finl Group Inc            Common   852891100  11,237,496   157,830 SHRS          X             1,2,3,4,5        X
Suntrust Banks                     Common   867914103  34,257,633   486,545 SHRS          X             1,2,3,4,5        X
TCF Financial Corp.                Common   872275102  24,184,081   798,418 SHRS          X             1,2,3,4,5        X
Toll Brothers Inc.                 Common   889478103  95,794,363 2,067,653 SHRS          X             1,2,3,4,5        X
Triumph Group Inc.                 Common   896818101   3,541,663   104,690 SHRS          X             1,2,3,4,5        X
UnionBancal Corp.                  Common   908906100  10,333,862   174,529 SHRS          X             1,2,3,4,5        X
United Rentals Inc                 Common   911363109   5,863,982   369,036 SHRS          X             1,2,3,4,5        X
Universal Corp                     Common   913456109   6,008,544   134,600 SHRS          X             1,2,3,4,5        X
Unumprovident Corp                 Common   91529Y106   8,656,738   551,736 SHRS          X             1,2,3,4,5        X
US Bancorp                         Common   902973304  93,062,705 3,220,163 SHRS          X             1,2,3,4,5        X
US Freightways Corp                Common   91729Q101   2,830,896    78,877 SHRS          X             1,2,3,4,5        X
USI Holdings Corp                  Common   90333H101  12,070,695   884,300 SHRS          X             1,2,3,4,5        X
Vornado Realty Trust               Common   929042109   3,014,720    48,097 SHRS          X             1,2,3,4,5        X
Wachovia Corp.                     Common   929903102   3,106,306    66,162 SHRS          X             1,2,3,4,5        X
Wal Mart Stores Inc.               Common   931142103   8,375,170   157,428 SHRS          X             1,2,3,4,5        X
Washington Mutual                  Common   939322103  23,172,642   592,954 SHRS          X             1,2,3,4,5        X
WCI Communities Inc                Common   92923C104   9,935,004   426,395 SHRS          X             1,2,3,4,5        X
Wells Fargo & CO                   Common   949746101  70,160,539 1,176,598 SHRS          X             1,2,3,4,5        X
Westamerica Bancorp.               Common   957090103   3,318,155    60,451 SHRS          X             1,2,3,4,5        X
Willis Group Holdings Ltd          Common   G96655108  64,949,476 1,736,617 SHRS          X             1,2,3,4,5        X
Winnebago Inds Inc.                Common   974637100   7,439,286   214,760 SHRS          X             1,2,3,4,5        X






00705.0010 #526089